Related Party Transactions - Transactions with Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Transactions with related parties
Production costs	$ 5,100	$ 6,330
Services and advisory fees	0	1,247
Total	$ 5,100	$ 7,577